Prepaid IPO Costs - Schedule of Prepaid IPO Costs are Professional Expenses (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepaid IPO Costs are Professional Expenses [Abstract]
Audit fees	$ 586,039	$ 370,958
Legal fees	235,846	104,332
Due diligence fees	100,000	100,000
Consulting fees	765,746	590,492
Total	$ 1,687,631	$ 1,165,782